Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 19,695,093	¥ 16,160,358
Less: Accumulated depreciation	(6,022,295)	(4,467,049)
Less: Impairment	(145,561)	(171,446)
Property, plant and equipment, net	13,527,237	11,521,863
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,914,177	4,826,529
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,815,486	4,207,967
Molds and toolings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,628,300	3,012,412
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	699,693	649,574
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	588,122	615,905
Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,485,059	1,688,556
Computer And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	569,451	425,386
Charging Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	580,394	474,995
Others [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 414,411	¥ 259,034